THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
COMMON STOCKS (89.7%)
BASIC INDUSTRIES (2.2%)
AGRICULTURE (0.8%)
Delta & Pine Land Co.............................    34,633   $   1,482,725
                                                              -------------

CHEMICALS (0.5%)
Albemarle Corp...................................    26,400         641,850
Geon Co..........................................    16,900         365,462
                                                              -------------
                                                                  1,007,312
                                                              -------------

FOREST PRODUCTS & PAPER (0.2%)
Universal Forest Products, Inc...................    21,000         358,969
                                                              -------------

METALS & MINING (0.7%)
Mueller Industries, Inc.+........................    40,000       1,240,000
                                                              -------------
  TOTAL BASIC INDUSTRIES.........................                 4,089,006
                                                              -------------
CONSUMER GOODS & SERVICES (20.9%)
APPARELS & TEXTILES (1.2%)
Ashworth, Inc.+..................................    65,800         832,781
Genesco, Inc.+...................................   103,900       1,337,712
                                                              -------------
                                                                  2,170,493
                                                              -------------

BROADCASTING & PUBLISHING (2.1%)
Emmis Broadcasting Corp., Class A+...............     3,200         134,400
Hearst-Argyle Television, Inc.+..................    35,800       1,291,037
Journal Register Co.+............................    56,800       1,136,000
Univision Communications, Inc., Class A+.........    24,000         834,000
Ziff-Davis, Inc.+................................    30,900         521,437
                                                              -------------
                                                                  3,916,874
                                                              -------------
EDUCATION (4.0%)
Advantage Learning Systems, Inc.+................    24,200         647,350
Bright Horizons, Inc.+...........................    24,700         619,044
Caliber Learning Network, Inc.+..................     6,600         109,725
Children's Comprehensive Services, Inc.+.........    52,800         897,600
CorporateFamily Solutions, Inc.+.................    26,000         606,125
DeVry, Inc.+.....................................    22,200         883,837
Education Management Corp.+......................    65,600       2,293,950

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
EDUCATION (CONTINUED)

ITT Educational Services, Inc.+..................    51,700   $   1,473,450
ViaGrafix Corp.+.................................     5,400          33,075
                                                              -------------
                                                                  7,564,156
                                                              -------------

ENTERTAINMENT, LEISURE & MEDIA (5.1%)
Action Performance Companies, Inc.+..............    60,700       1,688,219
AMF Bowling, Inc.+...............................     8,300         207,500
Championship Auto Racing Teams, Inc.+............     5,700         111,150
Cinar Films Inc., Class B+.......................   103,200       1,999,500
Imax Corp.+......................................    27,100         686,816
Metromedia International Group, Inc.+............    34,400         464,400
Premier Parks, Inc.+.............................    25,000       1,328,125
ResortQuest International, Inc.+.................    44,300         672,806
Steiner Leisure, Ltd.+(i)........................    52,050       1,545,234
Ticketmaster Group, Inc.+........................    32,600         892,425
                                                              -------------
                                                                  9,596,175
                                                              -------------

FOOD, BEVERAGES & TOBACCO (0.3%)
Hain Food Group, Inc.+...........................    23,400         527,231
                                                              -------------

HEALTH & PERSONAL CARE (0.9%)
Bally Total Fitness Holding Corp.+...............    54,400       1,754,400
                                                              -------------

PERSONAL CARE (0.7%)
French Fragrances, Inc.+.........................    77,700       1,333,041
                                                              -------------

RESTAURANTS & HOTELS (1.8%)
Friendly Ice Cream Corp.+........................    64,000       1,608,000
Sun International Hotels Ltd.+(i)................    28,600       1,306,662
Vail Resorts, Inc.+..............................    16,700         484,300
                                                              -------------
                                                                  3,398,962
                                                              -------------

RETAIL (4.8%)
A.C. Moore Arts & Crafts, Inc.+..................    70,400       1,183,600
DM Management Co.+...............................    12,900         395,062
Fingerhut Companies, Inc.........................    18,500         542,281
Guitar Center, Inc.+.............................    21,900         578,297
Hibbett Sporting Goods, Inc.+....................     8,500         287,406
Insight Enterprises, Inc.+.......................    33,000       1,033,312
Kenneth Cole Productions, Inc., Class A+.........    30,100         690,419

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
RETAIL (CONTINUED)
Maxwell Shoe Company, Inc., Class A+.............    42,700   $     835,319
Party City Corp.+................................    50,050       1,479,603
Steven Madden, Ltd.+.............................    47,400         460,669
United Natural Foods, Inc.+......................    58,400       1,536,650
                                                              -------------
                                                                  9,022,618
                                                              -------------
  TOTAL CONSUMER GOODS & SERVICES................                39,283,950
                                                              -------------

ENERGY (2.9%)
GAS EXPLORATION (1.8%)
Devon Energy Corp................................    52,900       1,940,769
FX Energy, Inc.+.................................    31,400         326,756
Patterson Energy, Inc.+..........................    95,700       1,073,634
                                                              -------------
                                                                  3,341,159
                                                              -------------
OIL-SERVICES (1.1%)
National-Oilwell, Inc.+..........................    38,600       1,348,587
Transmontaigne Oil Co.+..........................    49,000         793,187
                                                              -------------
                                                                  2,141,774
                                                              -------------
  TOTAL ENERGY...................................                 5,482,933
                                                              -------------

FINANCE (11.8%)
BANKING (4.4%)
Bank of Commerce.................................    24,500         441,000
Bank United Corp., Class A.......................    46,600       2,325,631
FNB Financial Services Corp......................     8,300         203,350
Imperial Bancorp+................................    14,000         409,500
National Commerce Bancorporation.................    68,600       3,037,694
Silicon Valley Bancshares+.......................    25,800         854,625
Webster Financial Corp...........................    32,000       1,071,000
                                                              -------------
                                                                  8,342,800
                                                              -------------

FINANCIAL SERVICES (3.0%)
Federal Agricultural Mortgage Corp. , Class C+...    20,700       1,384,312
Financial Federal Corp.+.........................    67,500       1,582,031
Medallion Financial Corp.........................    74,000       1,845,375
Ocwen Financial Corp.+...........................    33,500         816,562
                                                              -------------
                                                                  5,628,280
                                                              -------------
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------

INSURANCE (2.4%)
Annuity and Life Re (Holdings), Ltd.+(i).........     9,000   $     205,031
CMAC Investment Corp.............................    18,600       1,125,300
Nationwide Financial Services, Inc., Class A.....    20,300         881,781
Penn Treaty American Corp.+......................    60,800       1,846,800
RenaissanceRe Holdings, Ltd.(i)..................    11,200         523,600
                                                              -------------
                                                                  4,582,512
                                                              -------------

REAL ESTATE INVESTMENT TRUSTS (2.0%)
ElderTrust.......................................    28,200         444,150
Equity Office Properties Trust...................    17,300         475,750
Innkeepers USA Trust.............................    96,700       1,347,756
Ocwen Asset Investment Corp......................    55,600         945,200
Storage USA, Inc.................................    16,400         609,875
                                                              -------------
                                                                  3,822,731
                                                              -------------
  TOTAL FINANCE..................................                22,376,323
                                                              -------------

HEALTHCARE (18.9%)
BIOTECHNOLOGY (5.8%)
Affymetrix, Inc.+................................    33,100         890,597
Alkermes, Inc.+..................................    17,500         383,906
Applied Analytical Industries, Inc.+.............    55,300         570,281
ArQule, Inc.+....................................    60,400         864,475
BioReliance Corp.+...............................    38,000         560,500
Human Genome Sciences, Inc.+.....................    27,200         980,050
IDEC Pharmaceuticals Corp.+......................    58,500       1,839,094
Incyte Pharmaceuticals, Inc.+....................    44,700       1,641,328
Millennium Pharmaceuticals, Inc.+................    55,900         988,731
Novoste Corp.+...................................    13,200         331,650
SangStat Medical Corp.+..........................    64,200       1,681,237
Synaptic Pharmaceutical Corp.+...................    17,100         257,569
                                                              -------------
                                                                 10,989,418
                                                              -------------

HEALTH SERVICES (5.2%)
Alternative Living Services, Inc.+...............    12,300         333,637
Assisted Living Concepts, Inc.+..................    24,200         390,225
Boron, LePore & Associates, Inc.+................     7,500         220,312
Curative Health Services, Inc.+..................    56,900       1,582,531
Healthcare Recoveries, Inc.+.....................    67,100       1,218,284
INMET Systems, Inc.+.............................    44,400         491,175
Kendle International, Inc.+......................    75,300       1,990,744
MedQuist, Inc.+..................................    29,600       1,295,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
HEALTH SERVICES (CONTINUED)
Professional Detailing, Inc.+....................     6,000   $     126,375
Transition Systems, Inc.+........................   105,610       2,098,999
                                                              -------------
                                                                  9,747,282
                                                              -------------

MEDICAL SUPPLIES (3.4%)
AutoCyte, Inc.+..................................    75,200         535,800
Closure Medical Corp.+...........................    26,400         669,900
Focal, Inc.+.....................................    27,200         338,300
IDEXX Laboratories, Inc.+........................    37,700         841,181
Sabratek Corp.+..................................    63,500       1,666,875
Symphonix Devices, Inc.+.........................     3,700          38,850
Ventana Medical Systems, Inc.+...................    69,700       1,807,844
Vysis, Inc.+.....................................    39,200         414,050
                                                              -------------
                                                                  6,312,800
                                                              -------------
PHARMACEUTICALS (4.5%)
Algos Pharmaceutical Corp.+......................    49,100       1,790,616
Andrx Corp.+.....................................    59,300       2,005,081
Ascent Pediatrics, Inc.+.........................    65,400         249,337
AXYS Pharmaceuticals, Inc.+......................    90,100         695,459
Columbia Laboratories, Inc.+.....................    63,700         537,469
Ligand Pharmaceuticals, Class B+.................    52,600         734,756
PathoGenesis Corp.+..............................    55,300       1,976,975
U.S. Bioscience, Inc.+...........................    59,000         553,125
                                                              -------------
                                                                  8,542,818
                                                              -------------
  TOTAL HEALTHCARE...............................                35,592,318
                                                              -------------

INDUSTRIAL PRODUCTS & SERVICES (8.3%)
COMMERCIAL SERVICES (6.1%)
ACSYS, Inc.+.....................................    18,100         270,934
Administaff, Inc.+...............................    30,400       1,246,400
Charles River Associates, Inc.+..................     4,300         109,919
First Consulting Group, Inc.+....................     9,000         199,969
Mac-Gray Corp.+..................................     8,200         117,875
On Assignment, Inc.+.............................    74,800       2,505,800
Personnel Group of America, Inc.+................    56,900       1,152,225
Provant, Inc.+...................................    28,000         549,500
Snyder Communication, Inc.+......................    29,600       1,193,250
Staffmark, Inc.+.................................    48,100       1,764,669
Vincam Group, Inc.+..............................    64,000       1,280,000
Wackenhut Corrections Corp.+.....................    15,700         380,725
Youth Services International, Inc.+..............    87,100         628,753
                                                              -------------
                                                                 11,400,019
                                                              -------------
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------

MANUFACTURING (0.4%)
Alyn Corp.+......................................    30,300   $     244,294
Monaco Coach Corp.+..............................    16,800         452,550
                                                              -------------
                                                                    696,844
                                                              -------------

PACKAGING & CONTAINERS (1.8%)
Ivex Packaging Corp.+............................    76,300       1,769,206
Schawk, Inc., Class A............................   113,000       1,695,000
                                                              -------------
                                                                  3,464,206
                                                              -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                15,561,069
                                                              -------------

TECHNOLOGY (19.4%)
AEROSPACE (0.6%)
L-3 Communications Holdings, Inc.+...............     2,800          78,400
Orbital Sciences Corp.+..........................    25,700       1,052,094
                                                              -------------
                                                                  1,130,494
                                                              -------------

COMPUTER PERIPHERALS (1.6%)
HMT Technology Corp.+............................    71,000         827,594
Radiant Systems, Inc.+...........................    67,500       1,109,531
SCM Microsystems, Inc.+..........................    18,600       1,070,081
                                                              -------------
                                                                  3,007,206
                                                              -------------

COMPUTER SOFTWARE (5.5%)
Aspen Technologies, Inc.+........................    23,700       1,055,391
Concord Communications, Inc.+....................    27,300         631,312
CrossKeys Systems Corp.+.........................    35,900         371,341
Datastream Systems, Inc.+........................    71,100       1,510,875
Evolving Systems, Inc.+..........................     1,900          35,625
FARO Technologies, Inc.+.........................    27,800         299,719
Harbinger Corp.+.................................    63,750       1,484,180
HNC Software, Inc.+..............................    38,000       1,312,187
Inspire Insurance Solutions, Inc.+...............    28,800         935,100
Macromedia, Inc.+................................    50,100         793,772
MAPICS, Inc.+....................................   104,000       1,826,500
Powerhouse Technologies, Inc.+...................    16,300         157,397
                                                              -------------
                                                                 10,413,399
                                                              -------------

COMPUTER SYSTEMS (0.1%)
Princeton Video Image, Inc.+.....................    39,300         194,044
                                                              -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------
ELECTRICAL EQUIPMENT (1.3%)
Advanced Lighting Technologies, Inc.+............   100,700   $   2,498,619
                                                              -------------

INFORMATION PROCESSING (6.7%)
Applied Graphics Technologies, Inc.+.............    21,800       1,046,400
Aris Corp.+......................................    42,700       1,203,606
CNET, Inc.+......................................    17,300         627,125
Computer Horizons Corp.+.........................    42,000       1,403,063
Condor Technology Solutions, Inc.+...............    44,000         617,375
CSG Systems International, Inc.+.................     9,600         410,100
Diamond Technology Partners, Inc., Class A+......    47,000       1,101,563
Exodus Communications, Inc.+.....................     2,100          71,728
Getty Images, Inc.+..............................    24,600         499,688
ONSALE, Inc.+....................................    17,000         432,969
Pegasus Systems, Inc.+...........................    86,800       2,235,100
Profit Recovery Group International, Inc.+.......    71,000       1,735,063
USCS International, Inc.+........................    69,300       1,301,541
                                                              -------------
                                                                 12,685,321
                                                              -------------

SEMICONDUCTORS (2.0%)
American Xtal Technology, Inc.+..................     4,900          54,513
ARM Holdings plc (Spons. ADR)+...................     2,200          78,650
ATMI, Inc.+......................................    53,100         962,438
Broadcom Corp.+..................................     3,100         159,456
Genesis Microchip, Inc.+.........................     2,900          35,344
Integrated Device Technology, Inc.+..............    25,600         239,600
Intevac, Inc.+...................................    28,300         269,734
Kopin Corp.+.....................................    17,600         332,750
Parlex Corp.+....................................    23,400         440,213
SIPEX Corp.+.....................................    57,000       1,236,188
                                                              -------------
                                                                  3,808,886
                                                              -------------

TELECOMMUNICATIONS-EQUIPMENT (1.6%)
AmeriLink Corp.+.................................    12,700         189,363
Davox Corp.+.....................................    14,200         261,813
Excel Switching Corp.+...........................    38,200         752,063
Glenayre Technologies, Inc.+.....................    43,600         668,988
Natural Microsystems Corp.+......................    48,000       1,027,500
Verio, Inc.+.....................................     4,500         102,797
                                                              -------------
                                                                  3,002,524
                                                              -------------
  TOTAL TECHNOLOGY...............................                36,740,493
                                                              -------------
              SECURITY DESCRIPTION                  SHARES        VALUE
-------------------------------------------------  --------   -------------

TELECOMMUNICATIONS (1.0%)
TELECOMMUNICATION SERVICES (1.0%)
IDT Corp.+.......................................     9,600   $     250,800
Omnipoint Corp.+.................................    37,000         760,813
Premiere Technologies, Inc.+.....................    34,600         828,238
                                                              -------------
  TOTAL TELECOMMUNICATIONS.......................                 1,839,851
                                                              -------------

TRANSPORTATION (1.4%)
AIRLINES (1.2%)
ASA Holdings, Inc................................    58,500       2,297,953
                                                              -------------

TRANSPORT & SERVICES (0.2%)
C.H. Robinson Worldwide, Inc.....................    19,000         437,000
                                                              -------------
  TOTAL TRANSPORTATION...........................                 2,734,953
                                                              -------------

UTILITIES (2.9%)
NATURAL GAS (0.3%)
MarkWest Hydrocarbon, Inc.+......................    36,000         630,000
                                                              -------------

TELEPHONE (2.6%)
Electric Lightwave, Inc., Class A+...............    44,300         606,356
ICG Communications, Inc.+........................    23,000         697,188
Intermedia Communications, Inc.+.................    20,700       1,533,094
MetroNet Communications Corp., Class B+..........    33,100         930,938
NEXTLINK Communications, Inc., Class A+..........    34,100       1,063,494
                                                              -------------
                                                                  4,831,070
                                                              -------------
  TOTAL UTILITIES................................                 5,461,070
                                                              -------------
  TOTAL COMMON STOCKS (COST $161,847,103)........               169,161,966
                                                              -------------

CONVERTIBLE PREFERRED STOCKS (0.2%)
CONSUMER GOODS & SERVICES (0.2%)
ENTERTAINMENT, LEISURE & MEDIA (0.2%)
Metromedia International Group, Inc. (cost
  $320,515)......................................     6,000         336,000
                                                              -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT        VALUE
-------------------------------------------------  ------------  ------------
FIXED INCOME SECURITIES (0.4%)
TECHNOLOGY (0.4%)
COMPUTER SOFTWARE (0.4%)
HNC Software Inc., 4.75% due 09/01/98............  $   225,000   $    237,937
Quadramed Corp., 144A, 5.25% due 11/01/98........      500,000        490,000
                                                                 ------------
  TOTAL TECHNOLOGY...............................                     727,937
                                                                 ------------
  TOTAL FIXED INCOME SECURITIES (COST
   $725,000).....................................                     727,937
                                                                 ------------

CONVERTIBLE BONDS (0.5%)
CONSUMER GOODS & SERVICES (0.5%)
ENTERTAINMENT, LEISURE & MEDIA (0.5%)
Family Golf Centers, Inc., 144A, 5.75% due
  04/15/99 (cost $750,000).......................      750,000        935,625
                                                                 ------------

SHORT-TERM INVESTMENTS (8.8%)
OTHER INVESTMENT COMPANIES (1.8%)
Seven Seas Money Market Fund, 5.25% due
  06/01/98.......................................    3,423,614     3,423,614
                                                                ------------

                                                    PRINCIPAL
              SECURITY DESCRIPTION                   AMOUNT        VALUE
-------------------------------------------------  -----------  ------------

U.S. TREASURY OBLIGATIONS (7.0%)
United States Treasury Bills, 4.195% due
  08/20/98.......................................  $13,400,000  $ 13,253,642
                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $16,677,256)..................................                 16,677,256
                                                                ------------
TOTAL INVESTMENTS (COST $180,319,874) (99.6%).................
                                                                 187,838,784
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)..................
                                                                     740,131
                                                                ------------
NET ASSETS (100.0%)...........................................  $188,578,915
                                                                ------------
                                                                ------------

------------------------------
Note: The cost of securities for Federal Income Tax purposes at May 31, 1998, was $180,676,669, the aggregate gross unrealized appreciation and depreciation was $18,047,313 and $10,885,198, respectively, resulting in net unrealized appreciation of $7,162,115.

(i) Foreign security.

+ Non-income producing security.

144A - Securities restricted for resale to Qualified Institutional Buyers.

Spon. ADR - Sponsored American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $180,319,874 )          $187,838,784
Cash                                                    213,323
Receivable for Investments Sold                       1,633,147
Interest Receivable                                      24,400
Dividends Receivable                                     19,395
Deferred Organization Expenses                            7,275
Prepaid Trustees' Fees                                      322
Prepaid Expenses and Other Assets                            57
                                                   ------------
    Total Assets                                    189,736,703
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     1,000,006
Advisory Fee Payable                                     98,441
Custody Fee Payable                                      37,063
Organization Expenses Payable                             9,000
Administrative Services Fee Payable                       4,760
Administration Fee Payable                                  579
Fund Services Fee Payable                                   177
Accrued Expenses                                          7,762
                                                   ------------
    Total Liabilities                                 1,157,788
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $188,578,915
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 16, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH MAY 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $244 )                                                   $   272,912
Interest Income                                                   529,020
                                                              -----------
    Investment Income                                             801,932
EXPENSES
Advisory Fee                                       $596,695
Custodian Fees and Expenses                         161,211
Professional Fees and Expenses                       40,573
Administrative Services Fee                          29,566
Printing Expenses                                     5,500
Fund Services Fee                                     3,088
Administration Fee                                    2,036
Amortization of Organization Expenses                 1,725
Trustees' Fees and Expenses                             671
Insurance Expense                                       141
Miscellaneous                                           521
                                                   --------
    Total Expenses                                  841,727
Less: Reimbursement of Expenses                      (3,597)
                                                   --------
NET EXPENSES                                                      838,130
                                                              -----------
NET INVESTMENT LOSS                                               (36,198)
NET REALIZED GAIN ON INVESTMENTS                                4,883,980
NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                   7,518,910
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $12,366,692
                                                              -----------
                                                              -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE PERIOD
                                                      JUNE 16, 1997
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                      MAY 31, 1998
                                                   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Loss                                $          (36,198)
Net Realized Gain on Investments                            4,883,980
Net Change in Unrealized Appreciation of
  Investments                                               7,518,910
                                                   -------------------
    Net Increase in Net Assets Resulting from
      Operations                                           12,366,692
                                                   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                             206,272,601
Withdrawals                                               (30,060,378)
                                                   -------------------
    Net Increase from Investors' Transactions             176,212,223
                                                   -------------------
    Total Increase in Net Assets                          188,578,915
NET ASSETS
Beginning of Period                                                --
                                                   -------------------
End of Period                                      $      188,578,915
                                                   -------------------
                                                   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                     FOR THE PERIOD
                                                      JUNE 16, 1997
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                      MAY 31, 1998
                                                   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                       0.84%(a)
  Net Investment Loss                                           (0.04)%(a)
  Expenses without Reimbursement                                 0.84%(a)(b)
Portfolio Turnover                                                 73%

------------------------
(a) Annualized.

(b) Reimbursement was less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Opportunities Portfolio (the "portfolio") is one of seven subtrusts (portfolios) comprising The Series Portfolio (the "series portfolio"). The portfolio is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The portfolio commenced operations on June 16, 1997. The portfolio's investment objective is long term capital appreciation from a portfolio of equity securities of small companies. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost.

   b) The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio incurred organization expenses in the amount of $9,000. Morgan Guaranty Trust Company of New York ("Morgan") has paid the organization expenses of the portfolio. The portfolio

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      has agreed to reimburse Morgan for these costs which are being deferred and amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the portfolio.

   e) Expenses incurred by the series portfolio with respect to any two or more portfolios in the series portfolio are allocated in proportion to the net assets of each portfolio in the series portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) The portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the portfolio pays Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. For the period June 16, 1997 (commencement of operations) through May 31, 1998, such fees amounted to $596,695.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the period June 16, 1997 (commencement of operations) through May 31, 1998, the fee for these services amounted to $2,036.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which Morgan acts as investment advisor (the "master portfolios") and J.P.Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the

THE U.S. SMALL COMPANY OPPORTUNITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1998
--------------------------------------------------------------------------------
      master portfolios for which Morgan provides similar services and J.P.Morgan Series Trust. For the period June 16, 1997 (commencement of operations) through May 31, 1998, the fee for these services amounted to $29,566.

      In addition, Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 1.20% of the average daily net assets of the portfolio through September 30, 1998. For the period June 16, 1997 (commencement of operations) through May 31, 1998, Morgan has agreed to reimburse the portfolio $3,597 for expenses under this agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $3,088 for the period June 16, 1997 (commencement of operations) through May 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds (formerly The JPM Pierpont Funds), the J.P. Morgan Institutional Funds (formerly The JPM Institutional Funds), the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $600.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period June 16, 1997 (commencement of operations) through May 31, 1998 were as follows:

              COST OF         PROCEEDS
             PURCHASES       FROM SALES
          ---------------   -------------
          $   231,359,965   $  72,601,446

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Small Company Opportunities Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S Small Company Opportunities Portfolio (the "Portfolio") at May 31, 1998, and the results of its operations, the changes in its net assets and the supplementary data for the period June 16, 1997 (commencement of operations) through May 31, 1998, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 17, 1998

28